Intangible Assets, Net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
License [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years
Copyrights of Video Content [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	2 years	2 years
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	15 years	15 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	1 year	1 year
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years	5 years